Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 6. Property, Plant and Equipment:

 Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
September 30, 2020
Machinery and equipment	$5,608,490	$–	$5,608,490
Furniture and office equipment	526,331	(381,917)	144,414
Transportation equipment	326,788	(148,996)	177,792
Leasehold improvements	29,390	(19,404)	9,986
Mineral property	350,000	–	350,000
	$6,840,999	$(550,317)	$6,290,682

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	–	350,000
	$6,981,829	$(511,107)	$6,470,722

Machinery and equipment consists of infrastructure and milling equipment originally intended for use on the Brisas Project. We evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that fair value less cost to sell is in excess of the carrying amount. During the nine months ended September 30, 2020, the Company disposed of property, plant and equipment with a carrying value of $129,125 and recorded a loss of $30,476. No impairment write-downs of property, plant and equipment were recorded during the nine months ended September 30, 2020 and 2019.